Advances for vessels under construction and acquisition of vessels (Details) $ in Thousands	2 Months Ended	6 Months Ended		12 Months Ended
	Feb. 17, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 27, 2013 USD ($)
Vessels [Line Items]
Vessel impairment loss		$ 28,829	$ 0
Bareboat capital leases - upfront hire & handling fees		15,669
CSSC Vessels
Vessels [Line Items]
Vessel Capacity	208,000
Additional payments to acquire property plant and equipment	$ 300
Handling Fees	936
Other expenses capitalized	$ 669
Number of vessels	2
CSSC Vessels | First Installment
Vessels [Line Items]
Handling Fees	$ 462
CSSC First Vessel
Vessels [Line Items]
Vessel purchase price obligation	14,160
CSSC Second Vessel
Vessels [Line Items]
Vessel purchase price obligation	13,919
Financed by SWS owner | CSSC First Vessel
Vessels [Line Items]
Financed cost	47,200
Financed by SWS owner | CSSC Second Vessel
Vessels [Line Items]
Financed cost	$ 46,400
Merger and Pappas Transaction - five newbuilding vessels
Vessels [Line Items]
Vessel Capacity				208,000
Financed cost				$ 46,400
Handling Fees				464
Vessel purchase price obligation				13,919
Agreed extra costs for newbuildings				$ 1,680
Vessel impairment loss		3,009
Number of vessels				5
Merger and Pappas Transaction - five newbuilding vessels | Impairment charge, Fair value adjustment portion
Vessels [Line Items]
Vessel impairment loss		2,500
Agreement with a third party - Sale of Vessel
Vessels [Line Items]
Vessel impairment loss		16,458
Agreement with a third party - Sale of Vessel | Impairment charge, Fair value adjustment portion
Vessels [Line Items]
Vessel impairment loss		$ 11,300